Employee Benefits - Narrative (Details)		1 Months Ended			12 Months Ended
	Oct. 21, 2021 shares	Oct. 31, 2021 shares	Mar. 31, 2021 shares	Feb. 28, 2021 shares employee $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 07, 2021 shares	Jun. 03, 2021 shares
Disclosure of defined benefit plans [line items]
Fixed contribution | $					$ 6,300,000	$ 5,200,000	$ 3,100,000
Stock conversion ratio					0.3
Stock options granted (in shares)	7,223,177
Stock options vested percentage					25.00%
Option vesting period					3 years
Share-based compensation | $					$ 46,307,000	$ 9,557,000	$ 7,966,000
Unrecognized compensation cost | $					$ 24,400,000
Weighted average contractual life					3 years 4 months 24 days
Weighted average share price, share options granted | $ / shares					$ 7.79
Granted (in shares)					8,155,289	4,109,243	2,786,856
Subscription price (in usd per share) | $ / shares				$ 0.03
Redeemable stock price per share (in usd per share) | $ / shares				$ 0.00001227
Granted value | $					$ 9,700,000
Pre-money equity valuation | $					$ 3,500,000,000
Volatility (in percent)					54.00%
Continuing Employees | Higi SH Holdings Inc.
Disclosure of defined benefit plans [line items]
Number of instruments or interests issued or issuable (in shares)					1,980,000
Bottom of range
Disclosure of defined benefit plans [line items]
Expiration of options, term					10 years
Weighted average remaining contractual life of outstanding share options					6 years 10 months 24 days
Volatility (in percent)					63.40%
Top of range
Disclosure of defined benefit plans [line items]
Expiration of options, term					15 years
Weighted average remaining contractual life of outstanding share options					15 years
Volatility (in percent)					70.00%
Class A ordinary shares
Disclosure of defined benefit plans [line items]
Number of shares issued (in shares)									10,973,903
Conversion of stock, shares (in shares)		712,413
Number of shares authorised for issuance	13,700,125
Number of shares authorised for issuance, automatic annual increase percentage	5.00%
Class A ordinary shares | Higi SH Holdings Inc.
Disclosure of defined benefit plans [line items]
Number of instruments or interests issued or issuable (in shares)								3,412,107
Class G
Disclosure of defined benefit plans [line items]
Granted (in shares)				10,150,368
Number of employees granted options | employee				3
Vesting term					1 year
Restricted Stock Award
Disclosure of defined benefit plans [line items]
Options cancelled (in shares)			5,046,059
Share-based compensation | $					$ 3,600,000
Unrecognized compensation cost | $					$ 1,300,000
Restricted Stock Award | Bottom of range
Disclosure of defined benefit plans [line items]
Weighted average contractual life					1 year
Restricted Stock Award | Top of range
Disclosure of defined benefit plans [line items]
Weighted average contractual life					2 years
Restricted Stock Unit
Disclosure of defined benefit plans [line items]
Share-based compensation | $					$ 6,500,000	$ 0
Unrecognized compensation cost | $					$ 812,331
Vested (in shares)					1,167,669
Unvested value | $					$ 5,400,000
Weighted average contractual life					1 year 3 months 18 days
Long Term Incentive Plan
Disclosure of defined benefit plans [line items]
Options cancelled (in shares)			4,265,770
Number of stock options shares (in shares)					6,660,027
Company Share Option Plan
Disclosure of defined benefit plans [line items]
Options cancelled (in shares)					7,726,002